Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,707,000
Previously Paid Amount	0.00
Total Fee Amount	261.34
Total Offset Amount	0.00
Net Fee	261.34
Narrative - Max Aggregate Offering Price	$ 1,707,000
Final Prospectus	true